Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	May 01, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000004202
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Value Focused Fund
Account Value	$ 33,257	$ 25,791	$ 20,989	$ 18,803	$ 19,693	$ 11,887		$ 12,225	$ 12,462	$ 10,495	$ 9,434	$ 10,000
C000004203
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Value Fund
Account Value	$ 23,252	19,126	16,906	15,228	16,481	10,514		12,502	11,937	10,299	8,711	10,000
C000004204
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Growth Fund
Account Value	$ 32,197	27,630	23,721	19,137	24,568	18,047		16,612	14,384	11,932	10,151	10,000
C000004205
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Rising Dividend Fund
Account Value	$ 26,388	23,715	20,691	18,115	19,269	13,846		14,325	13,022	11,554	10,306	10,000
C000088418
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria World Equity Fund
Account Value	$ 20,810	18,252	16,499	13,628	15,713	11,790		13,192	12,024	11,260	9,668	10,000
C000219050
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Growth Focused Fund
Account Value	$ 17,700	13,734	12,863	10,628	14,598	10,630	$ 10,000
C000004207
Account Value [Line Items]
Line Graph and Table Measure Name	Ave Maria Bond Fund
Account Value	$ 14,603	13,690	12,822	12,446	13,113	11,896		11,521	10,895	10,661	10,434	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645		15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645		15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645		15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645		15,483	14,023	12,260	10,399	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 25,923	22,315	18,693	16,041	19,040	13,672		13,389	12,662	11,436	9,627	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,730	20,606	16,543	13,833	15,476	10,992	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345		11,353	10,525	10,567	10,600	10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 34,649	30,267	24,504	20,550	23,095	16,250		15,318	14,013	12,239	10,364	10,000
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,230	22,533	19,840	16,870	19,763	12,897		13,822	13,637	12,014	10,133	10,000
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 27,646	24,523	21,936	19,283	21,279	14,119		14,593	13,490	12,047	10,273	10,000
S&P 500 Dividend Aristocrats TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats Index
Account Value	$ 26,282	24,487	23,394	20,678	21,469	15,543		15,590	13,638	12,318	11,326	10,000
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 19,461	18,659	15,704	13,172	16,569	11,393	$ 10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 12,237	$ 11,465	$ 11,003	$ 11,014	$ 11,879	$ 11,856		$ 11,068	$ 10,351	$ 10,411	$ 10,433	$ 10,000